Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Consultants and directors fees	$ 18,900	$ 111,500	$ 167,767
Exploration and evaluation costs	1,288,201	2,583,405	1,820,673
General and administrative	56,969	17,013	17,780
Investor relations	331,591	1,093,021	865,808
Professional fees	119,767	132,139	144,396
Salaries, fees and benefits	280,050	234,800	200,000
Shareholder communications	90,204	125,844	196,546
Share-based payments	131,314	1,786,445	2,190,000
Loss before other items	(2,316,996)	(6,084,167)	(5,602,970)
Other income (expenses)
Interest income	1,819	168	212
Gain on option of exploration and evaluation assets			832,302
Other income (expenses)	(56,867)	30,966	(2,000)
Loss on foreign exchange	(512)	(2)	(15,850)
Unrealized loss on marketable securities	(63,513)	(549,946)	(66,899)
Flow-through recovery	159,579	717,679	185,872
Write-down of exploration and evaluation assets	(1,036,875)	(749,771)	(1,081,250)
Total other income (expense)	(996,369)	(550,906)	(147,613)
Net loss and comprehensive loss for the year	$ (3,313,365)	$ (6,635,073)	$ (5,750,583)
Loss per common share, basic (in Dollars per share)	$ (0.06)	$ (0.14)	$ (0.22)
Loss per common share, diluted (in Dollars per share)	$ (0.06)	$ (0.14)	$ (0.22)
Weighted average number of shares outstanding – basic (in Shares)	56,478,972	47,967,469	26,392,018
Weighted average number of shares outstanding – diluted (in Shares)	56,478,972	47,967,469	26,392,018